Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
21.	Subsequent events
On January 24, 2025, 10,000 options with exercise prices of $4.00, were exercised for gross proceeds of $40,000.